Income Taxes - Difference between Income Taxes Computed At Federal Statutory Rate and Provision for (Benefit from) Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Expected benefit at U.S. Federal statutory rate					$ (1,569)	$ (1,976)
Stock-based compensation					390	297
Federal and state R&D credits					(2,111)	(909)
Deferred tax asset re-measurement due to Tax Reform						12,227
Change in valuation allowance					3,029	(9,753)
Other					105	124
Provision for (benefit from) income taxes	$ 1	$ (70)	$ 52	$ (97)	$ (156)	$ 10